UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY  10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-721-1926

Date of fiscal year end:  August 31

Date of reporting period: February 29, 2020

ITEM 1.REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	February 29, 2020
WESTERN ASSET
TAX FREE RESERVES

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s investment objectives are to provide shareholders with high levels of current income exempt from federal income taxes*, preservation of capital and liquidity.

*	A portion of the income may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Tax Free Reserves for the six-month reporting period ended February 29, 2020. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals. Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2020

II	Western Asset Tax Free Reserves

Performance review

As of February 29, 2020, the seven-day current yield for Class N shares of Western Asset Tax Free Reserves was 0.37% and the seven-day effective yield, which reflects compounding, was also 0.37%.1

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, Tax Free Reserves Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, Tax Free Reserves Portfolio.

Western Asset Tax Free Reserves Yields as of February 29, 2020 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class N	0.37%	0.37%
Class A	0.52%	0.52%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class N shares would have been -0.27%; and the seven-day current yield and the seven-day effective yield for Class A shares would have been 0.22%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal

[1]	The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Tax Free Reserves	III

Performance review (cont’d)

obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

As always, thank you for your confidence in our stewardship of your assets. Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2020

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

IV	Western Asset Tax Free Reserves

Portfolio at a glance† (unaudited)

Tax Free Reserves Portfolio

The Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

† The bar graph above represents the composition of the Portfolio’s investments as of February 29, 2020 and August 31, 2019. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Tax Free Reserves 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2019 and held for the six months ended February 29, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class N	0.23%	$1,000.00	$1,002.30	0.75%	$3.73	Class N	5.00%	$1,000.00	$1,021.13	0.75%	$3.77
Class A	0.30	1,000.00	1,003.00	0.60	2.99	Class A	5.00	1,000.00	1,021.88	0.60	3.02

2	Western Asset Tax Free Reserves 2020 Semi-Annual Report

[1]	For the six months ended February 29, 2020.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[4]	Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Tax Free Reserves 2020 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 29, 2020

Assets:

Investment in Tax Free Reserves Portfolio, at value	$ 76,763,998
Prepaid expenses	17,984
Total Assets	76,781,982
Liabilities:
Investment management fee payable	20,496
Distributions payable	15,581
Service and/or distribution fees payable	4,776
Trustees’ fees payable	333
Payable for Fund shares repurchased	192
Accrued expenses	33,190
Total Liabilities	74,568
Total Net Assets	$ 76,707,414
Net Assets:
Par value (Note 5)	$ 767
Paid-in capital in excess of par value	76,740,133
Total distributable earnings (loss)	(33,486)
Total Net Assets	$ 76,707,414
Net Assets:
Class N	$ 8,134,822
Class A	$ 68,572,592
Shares Outstanding:
Class N	8,133,376
Class A	68,557,123
Net Asset Value:
Class N	$1.00
Class A	$1.00

See Notes to Financial Statements.

4	Western Asset Tax Free Reserves 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2020

Investment Income:
Income from Tax Free Reserves Portfolio	$434,386
Allocated expenses from Tax Free Reserves Portfolio	(70,616)
Allocated waiver and/or expense reimbursements from Tax Free Reserves Portfolio	55,292
Total Investment Income	419,062
Expenses:
Investment management fee (Note 2)	164,274
Service and/or distribution fees (Notes 2 and 3)	41,723
Registration fees	22,679
Transfer agent fees (Note 3)	19,217
Legal fees	12,348
Audit and tax fees	12,314
Shareholder reports	5,142
Fund accounting fees	4,469
Trustees’ fees	1,339
Insurance	790
Miscellaneous expenses	1,209
Total Expenses	285,504
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(76,570)
Net Expenses	208,934
Net Investment Income	210,128
Increase in Net Assets From Operations	$210,128

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2020 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 29, 2020 (unaudited) and the Year Ended August 31, 2019	2020	2019
Operations:
Net investment income	$ 210,128	$ 748,668
Net realized gain	—	575
Increase in Net Assets From Operations	210,128	749,243
Distributions to Shareholders From (Notes 1 and 4) :
Total distributable earnings	(210,157)	(743,887)
Decrease in Net Assets From Distributions to Shareholders	(210,157)	(743,887)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	94,730,933	379,604,408
Reinvestment of distributions	89,567	225,965
Cost of shares repurchased	(76,743,691)	(388,002,492)
Increase (Decrease) in Net Assets From Fund Share
Transactions	18,076,809	(8,172,119)
Increase (Decrease) in Net Assets	18,076,780	(8,166,763)
Net Assets:
Beginning of period	58,630,634	66,797,397
End of period	$ 76,707,414	$ 58,630,634

See Notes to Financial Statements.

6	Western Asset Tax Free Reserves 2020 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Class N Shares[1]	2020 [2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income (loss) from operations:
Net investment income	0.002	0.008	0.004	0.001	0.000 [3]	0.000 [3]
Net realized gain (loss)	—	0.000 [3]	0.001 [4]	(0.000)[3]	(0.000)[3]	—
Total income from operations	0.002	0.008	0.005	0.001	0.000 [3]	0.000 [3]

Less distributions from:
Net investment income	(0.002)	(0.008)	(0.005)	(0.001)	(0.000)[3]	(0.000)[3]
Total distributions	(0.002)	(0.008)	(0.005)	(0.001)	(0.000)[3]	(0.000)[3]

Capital contribution	—	—	—	—	—	0.0003

Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total return[5]	0.23%	0.85%	0.46%	0.05%	0.03%	0.02%[6]

Net assets, end of period (000s)	$ 8,135	$ 6,612	$ 7,607	$ 11,560	$ 66,113	$ 75,086

Ratios to average net assets:
Gross expenses[7,8]	1.46%[9]	1.60%	1.27%	1.11%	1.01%	1.01%
Net expenses[7,10,11]	0.75 [9]	0.75	0.75	0.68	0.19	0.06
Net investment income	0.45 [9]	0.84	0.43	0.06	0.04	0.02

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2020 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]	Calculation of the net gain per share does not correlate to the aggregate realized loss presented in the Statement of Operations.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[7]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[8]	The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[9]	Annualized.

[10]	As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Tax Free Reserves 2020 Semi-Annual Report	7

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Class A Shares[1]	2020 [2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income (loss) from operations:
Net investment income	0.003	0.010	0.006	0.002	0.000 [3]	0.000	[3]
Net realized gain (loss)	—	0.000 [3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	0.000	[3]
Total income from operations	0.003	0.010	0.006	0.002	0.000 [3]	0.000	[3]

Less distributions from:
Net investment income	(0.003)	(0.010)	(0.006)	(0.002)	(0.000)[3]	(0.000)[3]
Total distributions	(0.003)	(0.010)	(0.006)	(0.002)	(0.000)[3]	(0.000)[3]

Capital contribution	—	—	—	—	—	0.000	[3]

Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total return[4]	0.30%	1.00%	0.61%	0.15%	0.04%	0.02%[5]

Net assets, end of period (000s)	$ 68,573	$ 52,018	$ 59,190	$ 66,357	$ 112,849	$ 87,392

Ratios to average net assets:
Gross expenses[6,7]	0.92%[8]	0.96%	1.00%	0.92%	0.87%	0.87%
Net expenses[6,9,10]	0.60 [8]	0.60	0.60	0.60	0.21	0.06
Net investment income	0.59 [8]	1.00	0.58	0.16	0.04	0.02

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 29, 2020 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

[7]	The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Tax Free Reserves Portfolio.

[8]	Annualized.

[9]	As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

8	Western Asset Tax Free Reserves Reserves 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Fund may impose fees upon the sale of shares or temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (21.4% at February 29, 2020) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

Western Asset Tax Free Reserves 2020 Semi-Annual Report	9

Notes to financial statements (unaudited) (cont’d)

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is

10	Western Asset Tax Free Reserves Reserves 2020 Semi-Annual Report

the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Since the Fund invests all of its investable assets in Tax Free Reserves Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Tax Free Reserves Portfolio.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class N and Class A shares did not exceed 0.75% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020, without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $76,570.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Western Asset Tax Free Reserves 2020 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class N and Class A shares calculated at the annual rate of 0.25% and 0.10% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended February 29, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class N	$8,697	†	$14,049
Class A	33,026	†,‡	5,168
Total	$41,723		$19,217

†	Amounts shown are exclusive of waivers. For the six months ended February 29, 2020, the service and/or distribution fees waived amounted to $3,479 and $9,908 for Class N and Class A shares, respectively. Such waivers are voluntary and may be reduced or terminated at any time.

‡	Amount shown is exclusive of expense reimbursements. For the six months ended February 29, 2020, the service and/or distribution fees reimbursed amounted to $7,605 for Class A shares.

For the six months ended February 29, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class N	$19,599
Class A	56,971
Total	$76,570

4. Distributions to shareholders by class

	Six Months Ended February 29, 2020	Year Ended August 31, 2019
Net Investment Income:
Class N	$15,646	$61,791
Class A	194,511	682,096
Total	$210,157	$743,887

5. Shares of beneficial interest

At February 29, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

12	Western Asset Tax Free Reserves Reserves 2020 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended February 29, 2020	Year Ended August 31, 2019
Class N
Shares sold	1,729,972	1,640,492
Shares issued on reinvestment	15,570	61,741
Shares repurchased	(222,967)	(2,697,578)
Net increase (decrease)	1,522,575	(995,345)
Class A
Shares sold	93,000,961	377,963,916
Shares issued on reinvestment	73,997	164,224
Shares repurchased	(76,520,724)	(385,304,914)
Net increase (decrease)	16,554,234	(7,176,774)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Deferred capital losses

As of August 31, 2019, the Fund had deferred capital losses of $2,538, which have no expiration date, that will be available to offset future taxable capital gains.

7. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Fund’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Fund’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the shareholders of the Fund for their approval.

8. Subsequent event

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic,

Western Asset Tax Free Reserves 2020 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments through the Portfolio, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

14	Western Asset Tax Free Reserves Reserves 2020 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Money Market Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Tax Free Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Tax Free Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their

Western Asset Tax Free Reserves	15

Board approval of management and subadvisory agreements (unaudited) (cont’d)

independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub- Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also

16	Western Asset Tax Free Reserves

considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as tax-exempt money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2019 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Western Asset Tax Free Reserves	17

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of tax-exempt money market funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Fund’s

18	Western Asset Tax Free Reserves

expenses and noted the limited size of the expense group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2020.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board noted the size of the Fund.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

Western Asset Tax Free Reserves	19

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

20	Western Asset Tax Free Reserves

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld
Robert Abeles, Jr.	813,046,662	22,344,488
Jane F. Dasher	812,803,347	22,587,803
Anita L. DeFrantz	813,065,185	22,325,965
Avedick B. Poladian	812,791,833	22,599,317
Susan B. Kerley	812,549,226	22,841,924
William E.B. Siart	812,686,597	22,704,553
Jaynie Miller Studenmund	814,191,879	21,199,271
Ronald L. Olson	813,004,813	22,386,337
Peter J. Taylor	814,741,174	20,649,976
Jane E. Trust	814,762,570	20,628,580

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

Western Asset Tax Free Reserves	21

Schedule of investments (unaudited)

February 29, 2020

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.7%
Municipal Bonds — 96.7%
Alabama — 0.4%
Mobile County, AL, IDA Revenue, ExxonMobil
Project, Refunding	1.200%	7/15/32	$1,400,000	$ 1,400,000	(a)(b)
Alaska — 0.7%
Valdez, AK, Marine Terminal Revenue, Exxon
Pipeline Co., Series C, Refunding	1.200%	12/1/33	2,355,000	2,355,000	(a)(b)
Arizona — 4.6%
Arizona Health Facilities Authority Revenue,
Banner Health Obligated Group, Series C, LOC -
Bank of America N.A.	1.220%	1/1/46	6,000,000	6,000,000	(a)(b)
Phoenix, AZ, IDA, Health Care Facilities
Revenue, Mayo Clinic, Series B, SPA - Northern
Trust Company	1.180%	11/15/52	10,450,000	10,450,000	(a)(b)
Total Arizona				16,450,000
California — 0.1%
San Diego, CA, Housing Authority Revenue,
Studio 15, Series B, LOC - Citibank N.A.	1.180%	10/1/39	500,000	500,000	(a)(b)(c)
Colorado — 1.2%
Colorado State Educational & Cultural Facilities
Authority Revenue, Nature Conservancy Project,
Series A, Refunding	1.150%	7/1/27	213,000	213,000	(a)(b)
University of Colorado Hospital Authority
Revenue, Series C, Refunding, SPA - TD Bank
N.A.	1.100%	11/15/39	4,020,000	4,020,000	(a)(b)
Total Colorado				4,233,000
Connecticut — 0.6%
Connecticut State HEFA Revenue, Trinity
College, Series L, Refunding, LOC - JPMorgan
Chase & Co.	1.160%	7/1/34	2,140,000	2,140,000	(a)(b)
Delaware — 1.5%
University of Delaware Revenue:
SPA - TD Bank N.A.	1.180%	11/1/35	1,400,000	1,400,000	(a)(b)
Series C, SPA - TD Bank N.A.	1.120%	11/1/37	3,850,000	3,850,000	(a)(b)
Total Delaware				5,250,000

See Notes to Financial Statements.

22	Tax Free Reserves Portfolio 2020 Semi-Annual Report

 Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.6%
Metropolitan Washington DC, Airports Authority
Revenue:
Subseries A-1, Refunding, LOC - Sumitomo
Mitsui Banking	1.180%	10/1/39	$1,510,000	$1,510,000	(a)(b)(c)
Subseries A-2, Refunding, LOC - Sumitomo
Mitsui Banking	1.180%	10/1/21	600,000	600,000	(a)(b)(c)
Total District of Columbia				2,110,000
Florida — 3.2%
Highlands County, FL, Health Facilities Authority
Revenue:
Adventist Health System, Refunding	1.150%	11/15/26	4,150,000	4,150,000	(a)(b)
Adventist Health System, Refunding	1.120%	11/15/32	300,000	300,000	(a)(b)
Adventist Health System, Refunding	1.150%	11/15/33	1,495,000	1,495,000	(a)(b)
Adventist Health System, Refunding	1.150%	11/15/34	900,000	900,000	(a)(b)
Adventist Health System, Refunding	1.150%	11/15/35	2,000,000	2,000,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape
Morris Cove Apartments II, Series B, LOC -
JPMorgan Chase & Co.	1.180%	10/15/42	2,540,000	2,540,000	(a)(b)(c)
Total Florida				11,385,000
Georgia — 3.9%
Coweta County, GA, Development Authority
Revenue, W.Y. Newnan Holding LLC Project, LOC
- Wells Fargo Bank N.A.	1.280%	4/1/32	2,930,000	2,930,000	(a)(b)(c)
Douglas County, GA, Development Authority,
IDR, Pandosia LLC Project, Series A, LOC - Wells
Fargo Bank N.A.	1.210%	12/1/27	3,800,000	3,800,000	(a)(b)(c)
Municipal Electric Authority of Georgia, Project
1, Subordinated, Series B, LOC - PNC Bank N.A.	1.150%	1/1/48	7,305,000	7,305,000	(a)(b)
Total Georgia				14,035,000
Idaho — 2.5%
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System, Series C, Refunding,
LOC - U.S. Bank N.A.	1.160%	3/1/48	8,810,000	8,810,000	(a)(b)
Illinois — 3.9%
Chicago, IL, MFH Revenue, Renaissance
Center LP, Series A, LOC - BMO Harris Bank N.A.	1.200%	10/1/34	1,840,000	1,840,000	(a)(b)(c)
Illinois State EFA Revenue, The Adler
Planetarium, LOC - PNC Bank N.A.	1.150%	4/1/31	7,350,000	7,350,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue:
Latin School Project, Series B, LOC -
JPMorgan Chase & Co.	1.250%	8/1/35	$1,865,000	$1,865,000	(a)(b)
University of Chicago Medical Center, Series
A, LOC - Bank of America N.A.	1.150%	8/1/44	3,100,000	3,100,000	(a)(b)
Total Illinois				14,155,000
Indiana — 3.8%
Hobart, IN, EDR, Albanese Confectionery, Series
A, LOC - BMO Harris Bank N.A.	1.200%	7/1/31	635,000	635,000	(a)(b)(c)
Indiana State Finance Authority Hospital
Revenue:
Parkview Health System Obligated Group,
Series B, LOC - Wells Fargo Bank N.A.	1.200%	11/1/39	1,500,000	1,500,000	(a)(b)
Parkview Health System Obligated Group,
Series D, LOC - Wells Fargo Bank N.A.	1.200%	11/1/39	5,200,000	5,200,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington
Pointe LP, Series A, LIQ - FNMA	1.200%	4/15/39	4,265,000	4,265,000	(a)(b)
St. Joseph County, IN, EDR, Logan Community
Resources Inc. Project, LOC - PNC Bank N.A.	1.180%	5/1/34	2,195,000	2,195,000	(a)(b)
Total Indiana				13,795,000
Louisiana — 0.4%
Consolidated Government of the City of Baton
Rouge & Parish of East Baton Rouge, LA, Solid
Waste Revenue, Exxon Project	1.240%	12/1/28	1,300,000	1,300,000	(a)(b)(c)
Massachusetts — 1.6%
Massachusetts State HEFA Revenue:
Baystate Medical Center Inc., Series J-2, LOC
- TD Bank N.A.	1.170%	7/1/44	1,100,000	1,100,000	(a)(b)
Harvard University, Series Y	1.100%	7/1/35	400,000	400,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty
Trust, Refunding, LOC - TD Bank N.A.	1.140%	12/1/24	600,000	600,000	(a)(b)
Massachusetts State Water Resources
Authority Revenue, Refunding, Series E, SPA -
JPMorgan Chase & Co.	1.130%	8/1/37	3,665,000	3,665,000	(a)(b)
Total Massachusetts				5,765,000

See Notes to Financial Statements.

24	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 1.7%
Michigan Finance Authority, State Aid Revenue,
Series A-2, LOC - JPMorgan Chase & Co.	2.000%	8/20/20	$485,000	$486,575
Michigan State Strategic Fund Ltd. Obligation
Revenue, Kroger Co. Recovery Zone, LOC - Bank
of Tokyo-Mitsubishi UFJ	1.190%	1/1/26	5,500,000	5,500,000	(a)(b)
Total Michigan				5,986,575
Minnesota — 0.9%
Minneapolis, MN, Health Care System Revenue,
Fairview Health Services, Series C, LOC - Wells
Fargo Bank N.A.	1.200%	11/15/48	3,200,000	3,200,000	(a)(b)
Mississippi — 2.7%
Mississippi State Business Finance Corp., Gulf
Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.200%	12/1/30	300,000	300,000	(a)(b)
Chevron USA Inc. Project, Series B	1.200%	11/1/35	2,300,000	2,300,000	(a)(b)
Chevron USA Inc. Project, Series C	1.200%	12/1/30	550,000	550,000	(a)(b)
Chevron USA Inc. Project, Series D	1.200%	11/1/35	100,000	100,000	(a)(b)
Chevron USA Inc. Project, Series E	1.200%	12/1/30	500,000	500,000	(a)(b)
Chevron USA Inc. Project, Series F	1.200%	12/1/30	500,000	500,000	(a)(b)
Chevron USA Inc. Project, Series G	1.200%	12/1/30	2,800,000	2,800,000	(a)(b)
Chevron USA Inc. Project, Series L	1.200%	11/1/35	2,000,000	2,000,000	(a)(b)
Mississippi State Business Finance Corp., IDR,
Chevron USA Inc. Project, Series A	1.200%	11/1/35	700,000	700,000	(a)(b)
Total Mississippi				9,750,000
Missouri — 2.2%
Kansas City, MO, Special Obligation Revenue,
Chouteau I-35 Project, Series C, Refunding, LOC
- JPMorgan Chase & Co.	1.180%	3/1/24	520,000	520,000	(a)(b)
Missouri State HEFA Revenue:
Saint Louis Priory School Project, LOC - U.S.
Bank N.A.	1.180%	2/1/33	260,000	260,000	(a)(b)
St. Louis University, Series B, LOC - U.S. Bank
N.A.	1.160%	10/1/24	7,290,000	7,290,000	(a)(b)
Total Missouri				8,070,000
New York — 33.7%
Battery Park City Authority Revenue, NY,
Subseries D-2, Refunding, SPA - TD Bank N.A.	1.120%	11/1/38	4,100,000	4,100,000	(a)(b)
MTA, NY, Revenue:
Transportation, BAN, Series C	4.000%	7/1/20	2,000,000	2,017,492

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Transportation, Subseries E-1, LOC - U.S. Bank N.A.	1.180%	11/15/50	$2,900,000	$2,900,000	(a)(b)
Transportation, Subseries G-2, Refunding,
LOC - TD Bank N.A.	1.120%	11/1/32	1,000,000	1,000,000	(a)(b)
MTA, NY, Transportation Revenue, Dedicated
Tax Fund, Subseries B-1, LOC - Bank of Tokyo-
Mitsubishi UFJ	1.140%	11/1/22	505,000	505,000	(a)(b)
Nassau County, NY, Interim Finance Authority
Revenue, Sales Tax Secured, Series B, SPA -
Sumitomo Mitsui Banking	1.100%	11/15/21	2,000,000	2,000,000	(a)(b)
New York City, NY, GO:
Series D-5, LOC - PNC Bank N.A.	1.150%	8/1/41	700,000	700,000	(a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	1.200%	4/1/42	8,200,000	8,200,000	(a)(b)
New York City, NY, HDC, MFH Revenue,
Sustainable Neighborhood, Series C-4, SPA -
Wells Fargo Bank N.A.	1.150%	5/1/57	600,000	600,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage
Revenue:
15 East Clarke Place Apartments, Series A,
LOC - JPMorgan Chase & Co.	1.230%	9/1/37	3,100,000	3,100,000	(a)(b)(c)
Parkview II Apartments, Series A, LOC -
Citibank N.A.	1.200%	12/1/37	1,300,000	1,300,000	(a)(b)(c)
The Dorado Apartments, Series A, LOC -
Citibank N.A.	1.200%	6/1/40	1,170,000	1,170,000	(a)(b)(c)
New York City, NY, HDC, Multi-Family Rental
Housing Revenue, Related West 89th St.
Development, Series A, LIQ - FNMA, LOC -
FNMA	1.230%	11/15/29	11,300,000	11,300,000	(a)(b)(c)
New York City, NY, Health & Hospital Corp.
Revenue, Health System, Series D, LOC -
JPMorgan Chase & Co.	1.130%	2/15/26	1,215,000	1,215,000	(a)(b)
New York City, NY, IDA Revenue, Civic Facility
Revenue, Jewish Board of Family and Children’s
Services Inc., LOC - TD Bank N.A.	1.080%	7/1/25	3,805,000	3,805,000	(a)(b)
New York City, NY, Municipal Water Finance
Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008,
Series BB-5, SPA - Bank of America N.A.	1.180%	6/15/33	4,500,000	4,500,000	(a)(b)
Second General Resolution Fiscal 2009,
Series BB-2, Refunding, SPA - Landesbank
Hessen-Thueringen	1.190%	6/15/39	3,700,000	3,700,000	(a)(b)

See Notes to Financial Statements.

26	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
New York — continued
Second General Resolution Fiscal 2014, Series AA6, SPA - Mizuho Bank Ltd.	1.220%	6/15/48	$3,900,000	$3,900,000	(a)(b)
Second General Resolution Fiscal 2016, SPA - Bank of America N.A.	1.170%	6/15/48	3,500,000	3,500,000	(a)(b)
Second General Resolution, Series AA-2, SPA - PNC Bank N.A.	1.250%	6/15/48	1,600,000	1,600,000	(a)(b)
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, SPA - JPMorgan Chase & Co.	1.220%	8/1/45	1,150,000	1,150,000	(a)(b)
Subordinated, Series C-5, LOC - Sumitomo Mitsui Banking	1.130%	11/1/41	1,100,000	1,100,000	(a)(b)
Sustainable, Subordinated, Series C-2, SPA - Landesbank Hessen-Thueringen	1.220%	8/1/31	1,000,000	1,000,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, The New York Botanical Garden, Series A, Refunding, LOC - JPMorgan Chase & Co.	1.140%	7/1/32	110,000	110,000	(a)(b)
New York State Dormitory Authority Revenue:
City University, Series D, LOC - TD Bank N.A.	1.120%	7/1/31	900,000	900,000	(a)(b)
Non-State Supported Debt, Rockefeller University, Series A2, SPA - JPMorgan Chase & Co.	1.130%	7/1/32	6,900,000	6,900,000	(a)(b)
Non-State Supported Debt, University of Rochester, Series C, LOC - JPMorgan Chase & Co.	1.090%	7/1/33	1,565,000	1,565,000	(a)(b)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries A-2, LOC - Bank of Nova Scotia	1.230%	6/1/36	12,600,000	12,600,000	(a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	1.230%	11/1/39	1,800,000	1,800,000	(a)(b)(c)
New York State HFA Revenue:
160 Madison Avenue, Series A, LOC - Landesbank Hessen-Thueringen	1.200%	11/1/46	10,850,000	10,850,000	(a)(b)
250 West 93rd Street, Series A, LOC - Landesbank Hessen-Thueringen	1.200%	11/1/38	1,000,000	1,000,000	(a)(b)(c)
42nd & 10th Housing, Series A, LIQ - FHLMC	1.170%	11/1/41	3,000,000	3,000,000	(a)(b)(c)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
New York — continued
55 West 25th Street Housing, Series A, LOC - FNMA	1.190%	11/15/38	$3,200,000	$3,200,000	(a)(b)(c)
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	1.250%	5/15/37	1,000,000	1,000,000	(a)(b)(c)
New York State Urban Development Corp. Revenue, State Facilities, Series A3A, SPA - JPMorgan Chase & Co.	1.140%	3/15/33	4,995,000	4,995,000	(a)(b)
Onondaga County, NY, Trust for Cultural Resource Revenue, Syracuse University Project, Series A, LOC - Wells Fargo Bank N.A.	1.100%	12/1/29	1,000,000	1,000,000	(a)(b)
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 129, SPA - Royal Bank of Canada	1.210%	10/1/35	500,000	500,000	(a)(b)(c)
Triborough Bridge & Tunnel Authority, NY, Revenue, Subseries B-3, Refunding, LOC - State Street Bank & Trust Co.	1.180%	1/1/32	7,100,000	7,100,000	(a)(b)
Total New York				120,882,492
North Carolina — 1.2%
Raleigh, NC, COP, Downtown Improvement Project, Series B-1, SPA - Wells Fargo Bank N.A.	1.120%	2/1/34	1,100,000	1,100,000	(a)(b)
University of North Carolina at Chapel Hill, Series A, Refunding, SPA - Landesbank Hessen-Thueringen	1.200%	2/15/31	2,800,000	2,800,000	(a)(b)
University of North Carolina at Chapel Hill, University of North Carolina Hospitals Revenue, Series A, Refunding, SPA - TD Bank N.A.	1.130%	2/1/24	600,000	600,000	(a)(b)
Total North Carolina				4,500,000
Ohio — 0.8%
Ohio State University Revenue, Series B-2	1.060%	12/1/39	2,250,000	2,250,000	(a)(b)
Ohio State, GO, Common Schools, Series C	1.060%	6/15/26	620,000	620,000	(a)(b)
Total Ohio				2,870,000
Oregon — 1.5%
Oregon State Facilities Authority, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.160%	8/1/34	5,300,000	5,300,000	(a)(b)
Pennsylvania — 4.0%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.150%	5/1/31	2,500,000	2,500,000	(a)(b)
Pennsylvania State Turnpike Commission Revenue, Second Series, Refunding, LOC - TD Bank N.A.	1.120%	12/1/38	5,300,000	5,300,000	(a)(b)

See Notes to Financial Statements.

28	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
Pennsylvania — continued
Philadelphia, PA, Authority for IDR:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.130%	12/1/34	$900,000	$900,000	(a)(b)
Series B, Refunding, LOC - TD Bank N.A.	1.120%	10/1/30	4,000,000	4,000,000	(a)(b)
Ridley, PA, School District, GO, LOC - TD Bank N.A.	1.130%	11/1/29	1,775,000	1,775,000	(a)(b)
Total Pennsylvania				14,475,000
South Dakota — 0.7%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ - FHLMC	1.150%	1/1/44	2,420,000	2,420,000	(a)(b)
Texas — 8.8%
Gulf Coast Authority, TX, Waste Disposal Authority, ExxonMobil Project, Series B	1.240%	6/1/25	1,300,000	1,300,000	(a)(b)(c)
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	1.200%	11/1/41	1,100,000	1,100,000	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital System, Subseries C-2	1.220%	12/1/27	2,700,000	2,700,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	1.220%	12/1/41	2,200,000	2,200,000	(a)(b)
Methodist Hospital System, Series A-2, Refunding	1.220%	12/1/41	5,300,000	5,300,000	(a)(b)
Houston, TX, Combined Utility System Revenue, First Lien, Series B-4, Refunding, LOC - PNC Bank N.A.	1.150%	5/15/34	7,500,000	7,500,000	(a)(b)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	1.200%	8/1/22	730,000	730,000	(a)(b)
ExxonMobil Corp., Series A, Refunding	1.200%	11/1/29	400,000	400,000	(a)(b)
ExxonMobil Corp., Subordinated, Series B-2, Refunding	1.240%	12/1/39	1,550,000	1,550,000	(a)(b)(c)
ExxonMobil Corp., Subordinated, Series B-4, Refunding	1.240%	3/1/33	400,000	400,000	(a)(b)(c)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	1.190%	10/1/41	750,000	750,000	(a)(b)

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
Texas — continued
Texas State:
GO, SPA - Sumitomo Mitsui Banking	1.200%	12/1/47	$2,500,000	$2,500,000	(a)(b)
TRAN	4.000%	8/27/20	5,000,000	5,065,175
Total Texas				31,495,175
Utah — 0.8%
Murray City, UT, Hospital Revenue:
IHC Health Services Inc., Series B	1.150%	5/15/36	2,200,000	2,200,000	(a)(b)
IHC Health Services Inc., Series D	1.180%	5/15/36	700,000	700,000	(a)(b)
Total Utah				2,900,000
Washington — 3.7%
Olympia, WA, EDC Revenue, Spring Air Northwest Project, LOC - U.S. Bank N.A.	1.220%	11/1/23	525,000	525,000	(a)(b)(c)
Vancouver, WA, Housing Authority Revenue, Refunding, LIQ - FHLMC	1.160%	12/1/38	4,800,000	4,800,000	(a)(b)
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	1.150%	5/1/28	3,350,000	3,350,000	(a)(b)
Washington State Economic Development Finance Authority Revenue, Lyn-Tron Project, Series A, LOC - U.S. Bank N.A.	1.300%	10/1/22	755,000	755,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC - Wells Fargo Bank N.A.	1.150%	10/1/29	1,525,000	1,525,000	(a)(b)
Panorama Project, Refunding, Series P, LOC -Wells Fargo Bank N.A.	1.150%	4/1/43	2,495,000	2,495,000	(a)(b)
Total Washington				13,450,000
Wisconsin — 4.2%
State of Wisconsin, GO, Series A	1.280%	5/1/29	2,500,000	2,500,000	(a)(b)
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series C, Refunding, SPA - BMO Harris Bank N.A.	1.150%	4/1/48	12,700,000	12,700,000	(a)(b)
Total Wisconsin				15,200,000
Wyoming — 0.8%
Uinta County, WY, PCR, Chevron USA Project, Refunding	1.200%	8/15/20	1,750,000	1,750,000	(a)(b)
Wyoming CDA, SPA - Federal Home Loan Bank	1.190%	12/1/38	1,030,000	1,030,000	(a)(b)(c)
Total Wyoming				2,780,000
Total Municipal Bonds				346,962,242

See Notes to Financial Statements.

30	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Tax Free Reserves Portfolio

		Maturity	Face
Security	Rate	Date	Amount	Value
Commercial Paper — 3.0%
City of Atlanta, GA	1.450%	3/23/20	$2,500,000	$2,500,000
Harris County, TX, Cultural Education Facilities Finance Corp.	1.170%	5/5/20	5,000,000	5,000,000
University of North Texas	1.180%	3/26/20	3,200,000	3,200,000
Total Commercial Paper				10,700,000
Total Investments — 99.7% (Cost — $357,662,242#)				357,662,242
Other Assets in Excess of Liabilities — 0.3%				979,964
Total Net Assets — 100.0%				$358,642,206

(a)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Portfolio can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Tax Free Reserves Portfolio

Abbreviations used in this schedule:
BAN	—	Bond Anticipation Notes
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
EDC	—	Economic Development Corporation
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
IFA	—	Industrial Finance Agency
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
PCR	—	Pollution Control Revenue
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
TRAN	—	Tax & Revenue Anticipation Notes

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

February 29, 2020

Assets:
Investments, at value	$357,662,242
Cash	46,312
Receivable for securities sold	530,000
Interest receivable	455,819
Total Assets	358,694,373

Liabilities:
Trustees’ fees payable	1,737
Accrued expenses	50,430
Total Liabilities	52,167
Total Net Assets	$358,642,206

Represented by:
Paid-in capital	$358,642,206

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	33

Statement of operations (unaudited)

For the Six Months Ended February 29, 2020

Investment Income:
Interest	$2,126,732

Expenses:
Investment management fee (Note 2)	265,488
Fund accounting fees	30,343
Audit and tax fees	22,791
Legal fees	13,729
Trustees’ fees	6,842
Custody fees	2,703
Interest expense	93
Miscellaneous expenses	73
Total Expenses	342,062
Less: Fee waivers and/or expense reimbursements (Note 2)	(267,772)
Net Expenses	74,290
Net Investment Income	2,052,442
Increase in Net Assets From Operations	$2,052,442

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 29, 2020 (unaudited)
and the Year Ended August 31, 2019	2020	2019

Operations:
Net investment income	$2,052,442	$5,689,435
Net realized gain	—	2,884
Increase in Net Assets From Operations	2,052,442	5,692,319

Capital Transactions:
Proceeds from contributions	109,922,850	456,760,446
Value of withdrawals	(93,103,422)	(471,354,607)
Increase (Decrease) in Net Assets From Capital Transactions	16,819,428	(14,594,161)
Increase (Decrease) in Net Assets	18,871,870	(8,901,842)

Net Assets:
Beginning of period	339,770,336	348,672,178
End of period	$358,642,206	$339,770,336

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	35

Financial highlights

For the years ended August 31, unless otherwise noted:

	2020[1]		2019	2018	2017	2016	2015

Net assets, end of period (millions)	$359		$340	$349	$421	$1,315	$1,261
Total return[2]	0.58%		1.56%	1.16%	0.70%	0.19%	0.05%

Ratios to average net assets:
Gross expenses	0.19%[3]		0.19%	0.20%	0.20%	0.18%	0.18%
Net expenses[4,5]	0.04	[3]	0.04	0.05	0.05	0.03	0.03
Net investment income	1.16	[3]	1.56	1.14	0.69	0.20	0.05

[1]	For the six months ended February 29, 2020 (unaudited).

[2]	Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]	The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2020, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio operates as a retail money market fund, meaning that only accounts beneficially owned solely by natural persons (retail investors) may be invested in funds that invest through the Portfolio. As a retail money market fund, the Portfolio seeks to sell and effect withdrawals of its interests at a price of $1.00. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose fees upon the withdrawal of interests or temporarily suspend the withdrawal of interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

Tax Free Reserves Portfolio 2020 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Asses
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$357,662,242	—	$357,662,242

† See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have

38	Tax Free Reserves Portfolio 2020 Semi-Annual Report

demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

(“Legg Mason”).

Tax Free Reserves Portfolio 2020 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.15% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.15% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2020, fees waived and/or expenses reimbursed amounted to $267,772.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Portfolio is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the

1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2020, such purchase and sale transactions were $74,965,000 and $48,000,000, respectively.

3. Derivative instruments and hedging activities

During the six months ended February 29, 2020, the Portfolio did not invest in derivative instruments.

4. Other matters

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, LMPFA and the subadviser(s), each currently a subsidiary of Legg Mason, would become a subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals.

40	Tax Free Reserves Portfolio 2020 Semi-Annual Report

Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Portfolio’s management contract, and any related subadvisory contract(s), where applicable. Therefore, the Portfolio’s Board has approved new management and subadvisory contracts, where applicable, that will be presented to the investors in the Portfolio for their approval.

Tax Free Reserves Portfolio 2020 Semi-Annual Report	41

Board approval of management and
subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 11-12, 2019, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Tax Free Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Select Tax Free Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

42	Tax Free Reserves Portfolio

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub- Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other

Tax Free Reserves Portfolio	43

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of each Feeder Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•	The information comparing Western Asset Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as tax-exempt money market funds by Lipper, showed, among other data, that the Feeder

44	Tax Free Reserves Portfolio

Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2019 was below the median. The Board noted the explanations from the Manager and the Subadviser concerning the Feeder Fund’s relative performance versus the peer group for the various periods.

•	The information comparing Western Asset Select Tax Free Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as tax-exempt money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2019 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief

Tax Free Reserves Portfolio	45

Board approval of management and
subadvisory agreements (unaudited) (cont’d)

financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

•	The information comparing Western Asset Tax Free Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of tax-exempt money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses and noted the limited size of the expense group. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

•	The information comparing Western Asset Select Tax Free Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of tax-exempt money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder

Fund’s Contractual Management Fee was approximately equivalent to the median and the Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2020.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Funds that invest in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s

46	Tax Free Reserves Portfolio

allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•	The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Tax Free Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that the Feeder Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. In addition, the Board noted the size of the Feeder Fund.

•	The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Select Tax Free Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that while the Feeder Fund’s assets were not at the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/ objective at the range of asset levels relevant to the Feeder Fund. The Board also noted that the Feeder Fund’s Contractual Management Fee was approximately equivalent to the median of the expense group and the Actual Management Fee was below the median of the expense group. In addition, the Board considered the size of the Feeder Fund.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

Tax Free Reserves Portfolio	47

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

48	Tax Free Reserves Portfolio

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on December 3, 2019 for shareholders of record as of September 13, 2019 (the “Record Date”) to elect the Board of Trustees of the Trust. Investors in the Portfolio and each other series of the Trust voted together as a single class to elect the Board.

Investors in the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective January 1, 2020, the Board is composed of the following Trustees:

Trustee	For	Withheld
Robert Abeles, Jr.	47,061,717,254	310,393,551
Jane F. Dasher	47,096,065,047	276,045,758
Anita L. DeFrantz	47,096,547,782	275,563,023
Avedick B. Poladian	47,075,433,294	296,677,511
Susan B. Kerley	47,095,080,328	277,030,477
William E.B. Siart	47,061,452,481	310,658,324
Jaynie Miller Studenmund	47,074,215,931	297,894,874
Ronald L. Olson	47,071,226,539	300,884,266
Peter J. Taylor	47,072,290,502	299,820,303
Jane E. Trust	47,112,256,116	259,854,689

The above Trustees have also been elected to serve as board members of other Western Asset-advised mutual funds within the Legg Mason fund complex.

Tax Free Reserves Portfolio	49

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Western Asset

Select Tax Free Reserves

Trustees*
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson**
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chairman
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadviser
Western Asset Management Company,
LLC

Distributor
Legg Mason Investor Services, LLC

Custodian
The Bank of New York Mellon

Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD

*	During a December 3, 2019 special meeting of shareholders, a new group of board members was elected to oversee substantially all the mutual funds within the Legg Mason fund complex that are advised by Western Asset Management Company, LLC, effective January 1, 2020.

**	Effective March 6, 2020, Mr. Larson became a Trustee.

Western Asset Tax Free Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Tax Free Reserves

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.leggmason.com/moneymarketfunds.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•	Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•	Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010867 4/20 SR20-3844

ITEM 2.CODE OF ETHICS.

Not applicable.

ITEM 3.AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control      over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.EXHIBITS.

    (a) (1)  Not applicable.

    Exhibit 99.CODE ETH

    (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.      Exhibit 99.CERT

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.     Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:/s/Jane Trust

Jane Trust

      Chief Executive Officer

Date:April 22, 2020

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/Jane Trust

Jane Trust

Chief Executive Officer

Date:April 22, 2020

By:/s/Christopher Berarducci

Christopher Berarducci

Principal Financial Officer

Date:April 22, 2020